Note 4 - Significant Accounting Policies	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of significant accounting policies [text block]
4.	SIGNIFICANT ACCOUNTING POLICIES

Cash and cash equivalents and restricted cash

All highly liquid temporary cash investments with an original maturity of three
months or less when purchased are considered to be cash equivalents. For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of cash and cash equivalents as defined above, net of outstanding bank overdrafts.

Restricted cash includes cash and cash equivalents, where the availability of funds is restricted by debt arrangements or held in escrow as part of prior acquisition agreements.

Accrued gas receivable/accrued gas payable or gas delivered in excess of consumption/deferred revenue

Accrued gas receivable from Just Energy’s customers is stated at fair value and results from customers consuming more gas than has been delivered by Just Energy to local distribution companies (“LDCs”). Accrued gas payable represents Just Energy’s obligation to the LDCs for the customers’ excess consumption, over what was delivered to the LDCs.

Gas delivered to LDCs in excess of consumption by customers is stated at the lower of cost and net realizable value. Collections from customers in advance of their consumption of gas result in deferred revenue.

Assuming normal weather and consumption patterns, during the winter months, customers will have consumed more than was delivered, resulting in the recognition of accrued gas receivable/accrued gas payable. In the summer months, customers will have consumed less than what was delivered, resulting in the recognition of gas delivered in excess of consumption/deferred revenue.

These adjustments are applicable solely to the Ontario, Manitoba, Quebec, Saskatchewan and Michigan gas markets.

Gas in storage

Gas in storage represents the gas delivered to the LDCs in Illinois, Indiana, New York, Ohio, Georgia, Maryland, California and Alberta. The balance will fluctuate as gas is injected into or withdrawn from storage.

Gas in storage is valued at the lower of cost and net realizable value, with cost being determined on a weighted average basis. Net realizable value is the estimated selling price in the ordinary course of business.

Property and equipment (“P&E”)

Property and equipment are stated at cost, net of any accumulated depreciation and impairment losses. Cost includes the purchase price and, where relevant, any costs directly attributable to bringing the asset to the location and condition necessary and/or the present value of all dismantling and removal costs. Where major components of property and equipment have different useful lives, the components are recognized and depreciated separately. Just Energy recognizes, in the carrying amount, the cost of replacing part of an item when the cost is incurred and if it is probable that the future economic benefits embodied in the item can be reliably measured. When significant parts of property and equipment are required to be replaced at intervals, Just Energy recognizes such parts as individual assets with specific useful lives and depreciates them accordingly. Likewise, when a major inspection is performed, its cost is recognized in the carrying amount of the equipment as a replacement if the recognition criteria are satisfied. All other repair and maintenance costs are recognized in the consolidated statements of income (loss) as a general and administrative expense when incurred. Depreciation is provided over the estimated useful lives of the assets as follows:

Asset category	Depreciation method	Rate/useful life
Furniture and fixtures	Declining balance	20%
Office equipment	Declining balance	20%
Computer equipment	Declining balance	30%
Leasehold improvements	Straight-line	Term of lease
Thermostats	Straight-line	5 years
Installed assets (water filtration)	Straight-line	4-7 years

An item of property and equipment and any significant part initially recognized is derecognized upon disposal or when no
future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset is included in the consolidated statements of income (loss).

The useful lives and methods of depreciation are reviewed at each financial year-end and adjusted prospectively, if appropriate.

Business combinations

All identifiable assets acquired and liabilities assumed are measured at the acquisition date at fair value. The Company records all identifiable intangible assets including identifiable assets that had not
been recognized by the acquiree before the business combination. Any excess of the cost of acquisition over the Company’s share of the net fair value of the identifiable assets acquired and liabilities assumed is recorded as goodwill. During the measurement period (which is within one
year from the acquisition date), Just Energy
may
adjust the amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date. Adjustments related to facts and circumstances that did not
exist as at the consolidated statement of financial position dates are taken to the consolidated statements of income (loss). The Company records acquisition-related costs as expenses in the periods in which the costs are incurred with the exception of certain costs relating to registering and issuing debt or equity securities which are accounted for as part of the financing. Non-controlling interest is recognized at its proportionate share of the fair value of identifiable assets and liabilities, unless otherwise indicated.

Goodwill

Goodwill is initially measured at cost, which is the excess of the cost of the business combination over Just Energy’s share in the net fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities. Any negative difference is recognized directly in the consolidated statements of income (loss).

After initial recognition, goodwill is measured at cost, less impairment losses. For the purpose of impairment testing, goodwill is allocated to each of Just Energy’s operating segments that are expected to benefit from the synergies of the combination, irrespective of whether other assets and liabilities of the acquiree are assigned to those segments.

Intangible assets

Intangible assets acquired outside of a business combination are measured at cost on initial recognition. Intangible assets acquired in a business combination are recorded at fair value on the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and/or accumulated impairment losses.

Intangible assets with finite useful lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may
be impaired. The amortization method and amortization period of an intangible asset with a finite useful life are reviewed at least annually. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense related to intangible assets with finite lives is recognized in the consolidated statements of income (loss) in the expense category associated with the function of the intangible assets. Intangible assets consist of gas customer contracts, electricity customer contracts, sales network, brand and goodwill, acquired through business combinations and asset purchases, as well as software, commodity billing and settlement systems and information technology system development.

Internally generated intangible assets are capitalized when the product or process is technically and commercially feasible, the future economic benefit is measurable, Just Energy can demonstrate how the asset will generate future economic benefits and Just Energy has sufficient resources to complete development. The cost of an internally generated intangible asset comprises all directly attributable costs necessary to create, produce and prepare the asset to be capable of operating in the manner intended by management.

The goodwill and certain brands are considered to have indefinite lives and are not
amortized, rather tested annually for impairment. The assessment of indefinite life is reviewed annually. The Filter Group brand is treated as a finite life asset and amortized due to its history of rebranding.

Gains or losses arising from disposal of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset, and are recognized in the consolidated statements of income (loss) when the asset is derecognized.

Intangible asset category	Amortization method	Rate/useful life
Customer contracts	Straight-line	Term of contract
Contract relationships	Straight-line	Term of contract
Commodity billing and settlement system	Straight-line	5 years
Sales network and affinity relationships	Straight-line	5-8 years
Information technology system development	Straight-line	3-5 years
Software	Straight-line	1 year
Technology	Straight-line	15 years
Brand (Filter Group)	Straight-line	10 years

Impairment of non-financial assets

Just Energy assesses whether there is an indication that an asset may
be impaired at each reporting date. If such an indication exists or when annual testing for an asset is required, Just Energy estimates the asset's recoverable amount. The recoverable amounts of goodwill and intangible assets with an indefinite useful life are tested annually. The recoverable amount is the higher of an asset's or cash-generating unit's (“CGU”) fair value less costs to sell and its value-in-use. Value-in-use is determined by discounting estimated future pre-tax cash flows using a pre-tax discount rate that reflects the current market assessment of the time value of money and the specific risks of the asset. The recoverable amount of assets that do not
generate independent cash flows is determined based on the CGU to which the asset belongs.

An impairment loss is recognized if an asset's carrying amount or that of the CGU to which it is allocated is higher than its recoverable amount. Impairment losses of CGUs are first
charged against the value of assets in proportion to their carrying amount.

In the consolidated statements of income (loss), an impairment loss is recognized in the expense category associated with the function of the impaired asset.

For assets excluding goodwill, an assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may
no
longer exist or
may
have decreased. If such indication exists, Just Energy estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not
exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of amortization, had no
impairment loss been recognized for the asset in prior years. Such a reversal is recognized in the consolidated statements of income (loss).

Goodwill is tested for impairment annually and when circumstances indicate that the carrying value may
be impaired. Goodwill is tested at the segment level as that is the lowest level at which goodwill is monitored. Impairment is determined for goodwill by assessing the recoverable amount of each segment to which the goodwill relates. Where the recoverable amount of the segment is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

Leases

A lease is an arrangement whereby the lessor conveys to the lessee, in return for a payment or series of payments, the right to use an asset for an agreed period of time. Where Just Energy determines that the contractual provisions of a contract contain, or are, a lease and result in the customer assuming the principal risks and rewards of ownership of the asset, the arrangement is a finance lease. Assets subject to finance leases are not
reflected as property and equipment and the net investment in the lease, represented by the present value of the amounts due from the lessee, is recorded as a financial asset, classified as a finance lease receivable. The payments considered to be part of the leasing arrangement are apportioned between a reduction in the lease receivable and finance lease income. The finance lease income element of the payments is recognized using a method that results in a constant rate of return on the net investment in each period and is reflected in financing income.

IFRS
15,
Revenue from Contracts with Customers
(“IFRS
15”
) requires the estimation of total consideration over the contract term and the allocation of that consideration to all performance obligations in the contract based on their relative stand-alone selling prices. As such, consideration is allocated towards the performance obligation related to the finance lease and commodity revenue if a customer has a contract with Just Energy for a thermostat and electricity and/or power that was entered into at the same time.

The determination of whether an arrangement is or contains a lease is based on the substance of the arrangement at the inception date and whether fulfillment of the arrangement is dependent on the use of a specific asset or assets, or the arrangement conveys a right to use the asset.

Just Energy as a lessee

Operating lease payments are recognized as an expense in the consolidated statements of income (loss) on a straight-line basis over the lease term.

Just Energy as a lessor

Leases where Just Energy does
not
transfer substantially all the risks and benefits of ownership of the asset are classified as operating leases. Initial direct costs incurred in negotiating an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income.

Just Energy considers itself to be a dealer lessor with respect to its lease arrangements for thermostats as it has given the customer the choice of either buying or leasing the thermostat. A finance lease of an asset by a dealer lessor gives rise to profit or loss equivalent to that resulting from an outright sale of the underlying asset, at normal selling prices. Just Energy recognizes revenue based on the fair value of the thermostat at the time of completed installation of the thermostat, at which point in time Just Energy has transferred control of the thermostat to the customer. Just Energy also recognizes the cost of sale on the thermostat through cost of goods sold.

Financial instruments

For comparability purposes, the accounting policies below discuss the previous financial instruments treatment under IAS
39,
Financial Instruments: Recognition and Measurement (“IAS
39”
). IAS
39
was applied in fiscal
2018.
For fiscal
2019,
the Company adopted IFRS
9,
Financial Instruments
(“IFRS
9”
), as discussed in Note
7,
“Accounting Policies and New Standards Adopted”.

Financial assets and liabilities

Just Energy classifies its financial assets as either (i) financial assets at fair value through profit or loss, (ii) loans and receivables, (iii) other financial assets, or (iv) available for sale, and its financial liabilities as either (i) financial liabilities at fair value through profit or loss or (ii) other financial liabilities. Appropriate classification of financial assets and liabilities is determined at the time of initial recognition or when reclassified in the consolidated statements of financial position.

Financial instruments are recognized on the trade date, which is the date on which Just Energy commits to purchase or sell the asset.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading and financial assets designated upon initial recognition as at fair value through profit or loss. Financial assets are classified as fair value through profit or loss if they are acquired for the purpose of selling or repurchasing in the near term. This category includes derivative financial instruments entered into that are not
designated as hedging instruments in hedge relationships as defined by IAS
39.
Included in this class are primarily physical delivered energy contracts, for which the own-use exemption could not
be applied, financially settled energy contracts and foreign currency forward contracts.

An analysis of fair values of financial instruments and further details as to how they are measured are provided in Note
14.
Related realized and unrealized gains and losses are included in the consolidated statements of income (loss).

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not
quoted in an active market. Loans and receivables are initially recognized at fair value net of transaction costs. They are subsequently measured at amortized cost using the effective interest rate method less any impairment. The effective interest amortization is included in finance costs in the consolidated statements of income (loss).

Financial assets classified as available for sale

Available for sale financial assets are held at fair value with gains and losses included in other comprehensive income. Just Energy uses this classification for assets that are not
derivatives and are
not
held for trading purposes or otherwise designated at fair value through profit or loss, or at amortized cost.

Derecognition

A financial asset is derecognized when the rights to receive cash flows from the asset have expired or when Just Energy has transferred its rights to receive cash flows from the asset.

Impairment of financial assets

Just Energy assesses whether there is objective evidence that a financial asset is impaired at each reporting date. A financial asset is deemed to be impaired if there is objective evidence of impairment as a result of one
or more events that have occurred after the initial recognition of the asset (an incurred “loss event”) and that loss event has an impact on the estimated future cash flows that can be reliably estimated.

For significant individual financial assets carried at amortized cost, Just Energy assesses if impairment significantly exists. Insignificant financial assets are assessed collectively. If Just Energy determines that no
objective evidence of impairment exists for an individually assessed financial asset, it includes the asset in a group of financial assets with similar credit risk characteristics and collectively assesses them for impairment. Assets that are individually assessed for impairment and for which an impairment loss is, or continues to be, recognized are not
included in a collective assessment of impairment.

If there is objective evidence that an impairment loss has occurred, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows. The present value of the estimated future cash flows is discounted at the financial asset’s original effective interest rate.

The carrying amount of the asset is reduced through the use of an allowance account and the amount of the loss is recognized in profit or loss. Interest income continues to be accrued on the reduced carrying amount and is accrued using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss. The interest income is recorded as part of other income in the consolidated statements of income (loss).

Loans and receivables, together with the associated allowance, are written off when there is no
realistic prospect of future recovery. If, in a subsequent year, the amount of the estimated impairment loss increases or decreases because of an event occurring after the impairment was recognized, the previously recognized impairment loss is increased or reduced by adjusting the allowance account. If a write-off is later recovered, the recovery is credited to other operating costs in the consolidated statements of income (loss).

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are acquired for the purpose of selling in the near term. This category includes derivative financial instruments entered into by Just Energy that are not
designated as hedging instruments in hedge relationships as defined by IAS
39.
Included in this class are primarily physically delivered energy contracts, for which the own-use exemption could not
be applied, financially settled energy contracts and foreign currency forward contracts.

Gains or losses on liabilities held for trading are recognized in the consolidated statements of income (loss).

Other financial liabilities

Other financial liabilities are measured at amortized cost using the effective interest rate method. Financial liabilities include long-term debt issued and are initially measured at fair value. Fair value is the consideration received, net of transaction costs incurred, trade and other payables and bank indebtedness. Transaction costs related to the long-term debt instruments are included in the value of the instruments and amortized using the effective interest rate method. The effective interest expense is included in finance costs in the consolidated statements of income (loss).

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in the consolidated statements of income (loss).

Derivative instruments

Just Energy enters into fixed-term contracts with customers to provide electricity and gas at fixed prices. These customer contracts expose Just Energy to changes in consumption as well as changes in the market prices of gas and electricity. To reduce its exposure to movements in commodity prices, Just Energy enters into contracts with suppliers that expose the Company to changes in prices for the purchase and sale of power and natural gas. These contracts are treated as derivatives as they do not
meet the own-use criteria under IAS
32,
Financial Instruments: Presentation
(“IAS
32”
). The primary factors affecting the fair value of derivative instruments at any point in time are the volume of open derivative positions and the changes of commodity market prices. Prices for power and natural gas are volatile, which can result in material changes in the fair value measurements reported in Just Energy’s consolidated financial statements in the future.

Just Energy analyzes all its contracts, of both a financial and non-financial nature, to identify the existence of any “embedded” derivatives. Embedded derivatives are accounted for separately from the underlying contract at the inception date when their economic characteristics are not
closely related to those of the host contract and the host contract is not
carried as held for trading or designated as fair value through profit or loss. These embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss.

All derivatives are recognized at fair value on the date on which the derivative is entered into and are remeasured to fair value at each reporting date. Derivatives are carried in the consolidated statements of financial position as other financial assets when the fair value is positive and as other financial liabilities when the fair value is negative. Just Energy does not
utilize hedge accounting; therefore, changes in the fair value of these derivatives are recorded directly to the consolidated statements of income (loss) and are included within change in fair value of derivative instruments and other.

Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount reported in the consolidated statements of financial position if, and only if, there is currently an enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

Fair value of financial instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). The fair value of financial instruments that are traded in active markets at each reporting date is determined by reference to quoted market prices, without any deduction for transaction costs.

For financial instruments
not
traded in an active market, the fair value is determined using appropriate valuation techniques that are recognized by market participants. Such techniques may
include using recent arm’s-length market transactions, reference to the current fair value of another instrument that is substantially the same, discounted cash flow analysis, or other valuation models. An analysis of fair values of financial instruments and further details as to how they are measured are provided in Note
14.

Revenue recognition

For comparability purposes, the accounting policy below discusses the previous revenue recognition treatment under IAS
18,
Revenue (“IAS
18”
). The fiscal
2018
financial statements were prepared using IAS
18.
For fiscal
2019,
the Company adopted IFRS
15
as discussed in Note
7,
“Accounting Policies and New Standards Adopted”.

Revenue is recognized when significant risks and rewards of ownership are transferred to the customer. In the case of gas and electricity, transfer of risks and rewards is upon consumption of the commodity. Just Energy recognizes revenue from thermostat leases, based on rental rates over the term commencing from the installation date.

Revenue is measured at the fair value of the consideration received, excluding discounts, rebates and sales taxes.

The Company assumes credit risk for all customers in Alberta, Texas, Illinois, California, Michigan, Delaware, Ohio, Georgia and the U.K. On all value-added products sold on the market, Just Energy also assumes the credit risk. In these markets, the Company ensures that credit review processes are in place prior to the commodity flowing to the customer.

Foreign currency translation

Functional and presentation currency

Items included in the consolidated financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). For U.S.-based subsidiaries, this is U.S. dollars (“USD”), for subsidiaries based in the U.K. it is British pounds, and for subsidiaries based in Germany and Ireland it is euros. The consolidated financial statements are presented in Canadian dollars, which is the parent Company’s presentation and functional currency.

Transactions

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of income (loss).

Translation of foreign operations

The results and consolidated financial position of all the group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities for each consolidated statement of financial position presented are translated at the closing rate as at the date of that consolidated statement of financial position; and

•	income and expenses for each consolidated statement of income (loss) are translated at the exchange rates prevailing at the dates of the transactions.

On consolidation, exchange differences arising from the translation of the net investment in foreign operations are recorded in other comprehensive income (“OCI”).

When a foreign operation is partially disposed of or sold, exchange differences that were recorded in accumulated other comprehensive income are recognized in the consolidated statements of income (loss) as part of the gain or loss on sale.

Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the closing rate.

Earnings (loss) per share amounts

The computation of earnings (loss) per share is based on the weighted average number of shares outstanding during the year. Diluted earnings (loss) per share are computed in a similar way to basic earnings (loss) per share except that the weighted average number of shares outstanding is increased to include additional shares assuming the exercise of stock options, restricted share grants (“RSGs”), performance bonus incentive grants (“PBGs”), deferred share grants (“DSGs”) and convertible debentures, if dilutive.

Share-based compensation plans

Equity-based compensation liability

Share-based compensation plans are equity-settled transactions. The cost of share-based compensation is measured by reference to the fair value at the date on which it was granted. Awards are valued at the grant date and are not
adjusted for changes in the prices of the underlying shares and other measurement assumptions. The cost of equity-settled transactions is recognized, together with the corresponding increase in equity, over the period in which the performance or service conditions are fulfilled, ending on the date on which the relevant grantee becomes fully entitled to the award. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting period reflects the extent to which the vesting period has expired and Just Energy’s best estimate of the number of the shares that will ultimately vest. The expense or credit recognized for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

When options, RSGs, PBGs and DSGs are exercised or exchanged, the amounts previously credited to contributed deficit are reversed and credited to shareholders' capital.

Employee future benefits

In Canada, Just Energy offers a long-term wealth accumulation plan (the "Canadian Plan") for all permanent full-time and permanent part-time employees (working more than
26
hours per week). The Canadian Plan consists of
two
components, a Deferred Profit Sharing Plan ("DPSP") and an Employee Profit Sharing Plan ("EPSP"). For participants of the DPSP, Just Energy contributes an amount equal to a maximum of
2%
per annum of an employee's base earnings. For the EPSP, Just Energy contributes an amount up to a maximum of
2%
per annum of an employee's base earnings towards the purchase of shares of Just Energy, on a matching one
-for-
one
basis.

For U.S. employees, Just Energy has established a long-term savings plan (the "U.S. Plan") for all permanent full-time and part-time employees (working more than
30
hours per week) of its subsidiaries. The U.S. Plan consists of two
components, a
401
(k) and an Employee Unit Purchase Plan ("EUPP"). For participants who are enrolled only in the EUPP, Just Energy contributes an amount up to a maximum of
3%
per annum of an employee's base earnings towards the purchase of Just Energy shares, on a matching one
-for-
one
basis. For participants who are enrolled only in the
401
(k), Just Energy contributes an amount up to a maximum of
4%
per annum of an employee's base earnings, on a matching
one
-for-
one
basis. In the event an employee participates in both the EUPP and
401
(k), the maximum Just Energy will contribute is
5%
total, consisting of
3%
to the EUPP and
2%
to the
401
(k).

Participation in the plans in Canada or the U.S. is voluntary. For the
401
(k), there is a
two
-year vesting period beginning from the date of hire, and for the EUPP, there is a six
-month vesting period from the employee's enrolment date in the plan.

Obligations for contributions to the Canadian and U.S. Plans are recognized as an expense in the consolidated statements of income (loss) when the employee makes a contribution.

Income taxes

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from, or paid to, the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where Just Energy operates and generates taxable income.

Current income taxes relating to items recognized directly in OCI or equity are recognized in OCI or equity and not
in profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations where applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Just Energy follows the liability method of accounting for deferred income taxes. Under this method, deferred income tax assets and liabilities are recognized for the estimated tax consequences attributable to the temporary differences between the carrying value of the assets and liabilities in the consolidated financial statements and their respective tax bases.

Deferred income tax liabilities are recognized for all taxable temporary differences except:

•
where the deferred income tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not
a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•
in respect of taxable temporary differences associated with investments in subsidiaries, where the timing of the reversal of the temporary differences can be controlled by the parent and it is probable that the temporary differences will not
reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences, the carryforward of unused tax credits and any unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carryforward of unused tax credits and unused tax losses, can be utilized except:

•
where the deferred income tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not
a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•
in respect of deductible temporary differences associated with investments in subsidiaries, deferred income tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no
longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized. Unrecognized deferred income tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that future taxable profits will allow the deferred income tax asset to be recovered.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred income taxes relating to items recognized in cumulative translation adjustment or equity is recognized in cumulative translation adjustment or equity and not
in profit or loss.

Deferred income tax assets and deferred income tax liabilities are offset, if a legally enforceable right exists to set off current income tax assets against current income tax liabilities and the deferred income taxes relate to the same taxable entity and the same taxation authority.

Provisions and restructuring

Provisions are recognized when Just Energy has a present obligation, legal or constructive, as a result of a past event and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where Just Energy expects some or all provisions to be reimbursed, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense relating to any provision is presented in the consolidated statements of income (loss), net of any reimbursement. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability.

Restructuring provisions comprise activities including termination or relocation of a business, management structural reorganization and employee-related costs. Incremental costs directly associated with the restructuring are included in the restructuring provision. Costs associated with ongoing activities, including training or relocating continuing staff, are excluded from the provision. Measurement of the provision is at the best estimate of the anticipated costs to be incurred.

Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost in the consolidated statements of income (loss).

Selling and marketing expenses

Commissions and various other costs related to obtaining and renewing customer contracts are charged to income in the period incurred except as disclosed below:

Commissions related to obtaining and renewing Commercial customer contracts are paid in one
of the following ways: all or partially up front or as a residual payment over the term of the contract. If the commission is paid all or partially up front, it is recorded as a customer acquisition cost in other current assets and expensed in selling and marketing expenses over the term for which the associated revenue is earned. If the commission is paid as a residual payment, the amount is expensed as earned.

Just Energy recognizes the incremental acquisition costs of obtaining a customer contract as an asset as these costs would not
have been incurred if the contract had
not
been obtained and these costs are recovered through the consideration collected from the contract. Commissions and incentives paid for commodity contracts and value-added products are capitalized and amortized over the term of the contract. When the term of the contract is one
year or less, the incremental costs incurred to obtain the customer contracts are expensed when incurred.

Green provision and certificates

Just Energy is a retailer of green energy and records a provision to its regulators as green energy sales are recognized. A corresponding cost is included in cost of sales. Just Energy measures its provision based on the extent of green certificates that it holds or has committed to purchase and has recorded this obligation net of its green certificates. Any provision balance in excess of the green certificates held or that Just Energy has committed to purchase is measured at fair value. Green certificates are purchased by Just Energy to settle its obligation with the regulators. Any green energy-related derivatives are forward contracts and are recognized in accordance with the accounting policy discussed under financial instruments above.

Non-current assets held for sale and discontinued operations

Just Energy classifies non-current assets and disposal groups as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. The criteria for the held for sale classification is regarded as met only when the sale is highly probable, and the asset or disposal group is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one
year from the date of classification. Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the consolidated statements of income (loss). Property and equipment and intangible assets are not
depreciated or amortized once classified as held for sale.

Subsequent to the release of the consolidated financial statements, in
June 2019,
Just Energy formally approved and commenced a process to dispose of its business in the United Kingdom (“U.K.”) At
June 30, 2019,
these operations were classified as a disposal group held for sale and as a discontinued operation.